Supplement to the
Fidelity® Institutional Money Market
Funds - Class I
May 30, 2007
Prospectus

The following information supplements the information found in the "Minimums" table on page 21.

For Money Market Portfolio, there is no minimum balance or initial purchase minimum for mutual funds, qualified tuition programs, or accounts for which FMR or an affiliate serves as investment manager.

The following information supplements the information found on the back cover.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

IMMI-07-03 November 6, 2007
1.480138.114

Supplement to the
Fidelity® Institutional Money Market Funds - Class II
May 30, 2007

The following information supplements the information found on the back cover.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

IMMII-07-01 November 6, 2007
1.480139.111

Supplement to the
Fidelity® Institutional Money Market Funds - Class III
May 30, 2007

The following information supplements the information found on the back cover.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

IMMIII-07-01 November 6, 2007
1.480140.111

Supplement to the
Fidelity® Institutional Money Market Funds - Select Class
May 30, 2007

The following information supplements the information found on the back cover.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

IMMSC-07-01 November 6, 2007
1.778424.104